Basic and diluted net earnings (loss) per share - Schedule of Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Class of Stock [Line Items]
Net earnings from continuing operations attributable to shareholders of AQN	$ 17.4	$ 180.1	$ 112.8	$ 123.3
Series A and D Preferred shares dividend	2.6	2.7	5.2	5.1
Net earnings from continuing operations attributable to common shareholders of AQN	14.8	177.4	107.6	118.2
Earnings (loss) from discontinued operations	6.7	20.6	8.1	(11.7)
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp. – basic	21.5	198.0	115.7	106.5
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp. – diluted	$ 21.5	$ 198.0	$ 115.7	$ 106.5
Weighted average number of shares
Basic (in shares)	768,056,555	701,593,792	767,864,646	695,700,444
Effect of dilutive securities (in shares)	4,354,954	2,360,493	3,603,651	2,039,030
Diluted (in shares)	772,411,509	703,954,285	771,468,297	697,739,474
Basic net earnings per share from continuing operations (USD per share)	$ 0.02	$ 0.26	$ 0.14	$ 0.17
Diluted net earnings per share from continuing operations (USD per share)	0.02	0.26	0.14	0.17
Basic net earnings (loss) per share from discontinued operations (USD per share)	0.01	0.02	0.01	(0.02)
Diluted net earnings (loss) per share from discontinued operations (USD per share)	0.01	0.02	0.01	(0.02)
Basic net earnings per share (USD per share)	0.03	0.28	0.15	0.15
Diluted net earnings per share (USD per share)	$ 0.03	$ 0.28	$ 0.15	$ 0.15
Series A Share dividend
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1.4	$ 1.4	$ 2.8	$ 2.2
Series D Share dividend
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1.2	$ 1.3	$ 2.4	$ 2.9